ACQUISITIONS (Acquisition of Chengdu Military Hospital) (Details) (Chengdu Military Hospital [Member], CNY) In Thousands, unless otherwise specified	Jan. 10, 2011
Chengdu Military Hospital [Member]
Business Acquisition [Line Items]
Purchase price	18,000
Purchase price allocation:
Current assets	3,465
Property, plant and equipment	6,600
Contract with hospitals	7,963
Deferred tax assets	1,984
Deferred tax liabilities	(2,012)
Total purchase price allocated	18,000
Cash consideration	18,000